Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 13, 2019
Registrant Name	Innovator ETFs Trust
Central Index Key	0001415726
Amendment Flag	false
Document Creation Date	Mar. 13, 2019
Document Effective Date	Mar. 27, 2019
Prospectus Date	Apr. 01, 2019
Innovator S&P 500 Buffer ETF™ - April | Innovator S&P 500 Buffer ETF - April
Prospectus:
Trading Symbol	BAPR
Innovator S&P 500 Power Buffer ETF™ - April | Innovator S&P 500 Power Buffer ETF - April
Prospectus:
Trading Symbol	PAPR
Innovator S&P 500 Ultra Buffer ETF™ - April | Innovator S&P 500 Ultra Buffer ETF - April
Prospectus:
Trading Symbol	UAPR